Investment Properties - Summary of Investment Properties (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018 TWD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 TWD ($)	Dec. 31, 2016 TWD ($)
Disclosure of detailed information about investment property [Line Items]
Beginning balance	$ 8,048
Depreciation expense	(21)		$ (21)	$ (19)
Reversal of impairment loss	19	$ 1	11	148
Ending balance	8,287	$ 271	8,048
Gross carrying amount [Member]
Disclosure of detailed information about investment property [Line Items]
Beginning balance	9,135		9,195	9,058
Additions	6			0
Reclassification	251		(60)	137
Ending balance	9,392		9,135	9,195
Accumulated depreciation, amortization and impairment [Member]
Disclosure of detailed information about investment property [Line Items]
Beginning balance	(1,087)		(1,080)	(1,156)
Depreciation expense	(21)		(21)	(19)
Reclassification	(16)		3	(53)
Reversal of impairment loss	19		11	148
Ending balance	$ (1,105)		$ (1,087)	$ (1,080)